Debt (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Jun. 30, 2013 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Term Loan [Member] Pre-Merger Term Loan Facility [Member]	Dec. 31, 2012 Successor [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Successor [Member] Revolving Credit Facility [Member] 5 Year Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2012 Successor [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Term Loan [Member] Pre-Merger Term Loan Facility [Member]	Dec. 31, 2011 Predecessor [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2011 Predecessor [Member] Revolving Credit Facility [Member] 5 Year Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2011 Predecessor [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,542,363							$ 1,542,363	$ 0	$ 1,052,363	$ 0	$ 490,000	$ 345,625	$ 345,625	$ 0	$ 0	$ 0
Long-term debt	1,550,670	1,542,363	1,060,670	1,052,363	0	0	490,000	490,000
Less unamortized debt discount to senior secured term loan	(8,523)	0
Less current portion	(10,660)	(10,550)							(10,550)					(21,875)
Long-term debt	$ 1,531,487	$ 1,531,813							$ 1,531,813					$ 323,750